Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statements Of Operations
REVENUES	$ 213,963	$ 9,030
OPERATING EXPENSES
Advertising	717,773	180,776
Cost of sales	57,611	690
Payroll and related expense	1,381,071	262,653
Common stock issued for services	1,219,904	30,658
Options issued for services	1,273,393	59,473
Warrants issued for services	229,365	555,598
Other general and expenses	1,459,946	526,405
Total Operating expenses	6,339,063	1,616,253
(LOSS) FROM OPERATIONS	(6,125,100)	(1,607,223)
OTHER (EXPENSE)
Change in Derivative Liabilities	(2,236,401)	(753,240)
Interest expense	(4,381)	(8,316)
Amortization of discount on notes payable	(107,016)	(67,363)
Total Other (expense)	(2,347,798)	(828,919)
(LOSS) BEFORE INCOME TAXES	(8,472,898)	(2,436,142)
PROVISION FOR INCOME TAXES	0	0
NET (LOSS)	$ (8,472,898)	$ (2,436,142)
Basic and fully diluted net (loss) per common share:	$ (0.19)	$ (0.17)
Weighted average common shares outstanding	43,834,157	14,375,222